Tortoise North American Pipeline Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 81.2%	Shares	Value
Canada Crude Oil Pipelines - 12.1%
Enbridge, Inc.	967,712	$33,308,647
Gibson Energy, Inc.	271,742	4,495,161
Pembina Pipeline Corporation	540,706	18,817,039
		56,620,847

Canada Natural Gas/Natural Gas Liquids Pipelines - 11.7%
AltaGas Ltd.	473,787	10,155,446
Keyera Corp.	385,219	9,477,554
TC Energy Corp.	890,129	35,204,602
		54,837,602

United States Crude Oil Pipelines - 0.8%
Plains GP Holdings LP	221,239	3,805,311

United States Local Distribution Companies - 14.2%
Atmos Energy Corporation	156,900	17,715,579
Chesapeake Utilities Corporation	36,448	3,718,789
New Jersey Resources Corporation	164,010	6,824,456
NiSource Inc.	694,664	18,102,945
Northwest Natural Holding Co.	61,830	2,271,634
ONE Gas, Inc.	93,250	5,557,700
Southwest Gas Corporation	101,027	6,884,990
Spire Inc.	88,453	5,247,032
		66,323,125

United States Natural Gas Gathering/Processing - 6.3%
Antero Midstream Corp.	572,531	7,671,915
Archrock, Inc.	230,887	4,218,305
EnLink Midstream LLC	399,372	4,924,257
Equitrans Midstream Corp.	728,324	7,785,784
Hess Midstream LP	88,278	3,009,397
Kinetik Holdings, Inc.	37,580	1,327,326
Kodiak Gas Services, Inc.	18,316	467,058
		29,404,042

United States Natural Gas/Natural Gas Liquids Pipelines - 36.1%
Cheniere Energy, Inc.	181,790	28,213,808
DT Midstream, Inc.	109,168	6,291,352
Excelerate Energy, Inc.	20,131	316,057
Kinder Morgan, Inc.	1,780,753	30,967,295
National Fuel Gas Company	154,387	7,524,822
New Fortress Energy, Inc.	110,299	3,877,010
ONEOK, Inc.	492,814	37,020,187
Targa Resources Corp.	210,208	20,650,834
The Williams Companies, Inc.	941,504	33,837,653
		168,699,018
TOTAL COMMON STOCKS (Cost $353,940,091)		379,689,945

MASTER LIMITED PARTNERSHIPS - 17.8%	Shares	Value
United States Crude Oil Pipelines - 2.8%
Delek Logistics Partners LP	9,833	429,702
Genesis Energy L.P.	125,505	1,445,818
NuStar Energy L.P.	127,651	3,015,117
Plains All American Pipeline L.P.	513,194	8,426,645
		13,317,282

United States Natural Gas Gathering/Processing - 1.9%
USA Compression Partners LP	66,443	1,659,082
Western Midstream Partners LP	213,759	7,150,238
		8,809,320

United States Natural Gas/Natural Gas Liquids Pipelines - 8.6%
Cheniere Energy Partners L.P.	40,456	1,966,971
Energy Transfer LP	1,335,059	19,545,263
Enterprise Products Partners L.P.	677,830	18,606,434
		40,118,668

United States Refined Product Pipelines - 4.5%
CrossAmerica Partners LP	20,557	440,537
Global Partners LP	31,036	1,447,209
MPLX LP	394,709	15,172,613
Sunoco LP	62,492	3,835,759
		20,896,118
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $56,964,342)		83,141,388

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.25%(a)	4,224,235	4,224,235
TOTAL SHORT-TERM INVESTMENTS (Cost $4,224,235)		4,224,235

TOTAL INVESTMENTS - 99.9% (Cost $415,128,668)		$467,055,568
Other Assets in Excess of Liabilities - 0.1%		680,031
TOTAL NET ASSETS - 100.0%		$467,735,599

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024. See the Schedule of Investments for an industry breakout.

Tortoise North American Pipeline Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$379,689,945	$–	$–	$379,689,945
Master Limited Partnerships	83,141,388	–	–	83,141,388
Money Market Funds	4,224,235	–	–	4,224,235
Total Assets	$467,055,568	$–	$–	$467,055,568

Refer to the Schedule of Investments for industry classifications.